Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill	The following table summarizes the changes in our goodwill for the six months ended June 30,

Goodwill
Balance as of December 31, 2021	$9,812,000
Effect of exchange rate changes	(726,000)

Balance as of June 30, 2022	$9,086,000

The following table summarizes the changes in our goodwill for the years ended December 31, 2021 and 2020:

Goodwill
Balance as of January 1, 2020	$8,101,000
Acquisition of Relec	1,148,000
Effect of exchange rate changes	397,000

Balance as of December 31, 2020	9,646,000
Effect of exchange rate changes	166,000

Balance as of December 31, 2021	$9,812,000